Consolidated Statement of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 $ / shares	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 $ / shares	Jun. 30, 2020 AUD ($)
Profit or loss [abstract]
Revenue		$ 4,222,689		$ 2,191,425		$ 1,985,362
Other income		1,298,499		788,258		615,356
Technology expense		(1,805,432)		(651,644)		(979,161)
Employee benefits expense		(4,411,926)		(2,359,459)		(2,389,185)
Occupancy expense		(66,365)		(52,219)		(104,419)
Advertising expense		(414,012)		(67,575)		(265,996)
Consultancy expense		(1,691,544)		(240,928)		(273,978)
Depreciation and amortisation expense		(852,361)		(397,506)		(362,917)
Other expenses		(245,079)		(132,515)		(438,418)
Impairment of financial assets		(376,606)		(14,690)
Operating loss		(4,342,137)		(936,853)		(2,213,356)
Financial cost		(748,190)		(58,913)		(108,471)
Loss before income tax		(5,090,327)		(995,766)		(2,321,827)
Income tax expense
Loss for the year		(5,090,327)		(995,766)		(2,321,827)
Other comprehensive income:
Exchange differences on translating foreign operations		48,453		(1,653)		(4,205)
Total Comprehensive Loss for the year		$ (5,041,874)		$ (997,419)		$ (2,326,032)
Earnings per share
Basic loss per share | $ / shares	$ (0.25)		$ (0.05)		$ (0.13)
Diluted loss per share | $ / shares	$ (0.25)		$ (0.05)		$ (0.13)